INCOME TAXES Schedule of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canadian:
Current	$ 28	$ (287)	$ 11
Deferred	1,665	401	(2,086)
Total	1,693	114	(2,075)
Foreign:
Current	2,347	7,304	5,511
Deferred	(917)	(3,108)	(2,376)
Total	1,430	4,196	3,135
Total:
Current	2,375	7,017	5,522
Deferred	748	(2,707)	(4,462)
Total	$ 3,123	$ 4,310	$ 1,060